Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 67,894	$ 57,263	$ 48,707
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	95,477	66,958	57,110
Stock-based compensation	23,612	21,159	21,054
Excess tax shortfall (benefit) from share-based payment arrangements	(104)	(372)	18
Accrued severance pay, net	(126)	533	(1,015)
Amortization of premium and accrued interest on marketable securities	1,178	3,238	328
Gain on marketable securities, net	(1,600)	(791)	(1,197)
Realized gain on sale of intangible assets	(1,125)
Deferred taxes, net	(24,168)	(8,775)	(4,862)
Changes in operating assets and liabilities:
Trade receivables, net	(11,863)	(20,621)	6,344
Other receivables and prepaid expenses	3,815	5,812	(4,200)
Inventories	500	(2,048)	3,546
Trade payables	295	(3,743)	(7,136)
Accrued expenses and other liabilities	(17,940)	35,634	25,913
Other	(206)	127	410
Net cash provided by operating activities	135,639	154,374	145,020
Cash flows from investing activities:
Purchase of property and equipment	(28,690)	(17,307)	(11,704)
Proceeds from sale of property and equipment	1,006	84	13
Investment in marketable securities	(136,897)	(202,768)	(387,988)
Proceeds from maturity of marketable securities	151,750	229,482	66,635
Proceeds from sale and call of marketable securities	43,997	147,480	69,933
Proceeds from short-term bank deposits	8		40,029
Investment in short-term bank deposits	(31,007)
Payments for business acquisitions, net of cash acquired	(164,545)	(143,377)	(52,267)
Capitalization of software development costs	(1,110)	(1,150)	(1,311)
Proceeds from sale of intangible assets, net	1,125
Purchase of intangible assets		(3,000)
Net cash provided by (used in) investing activities	(164,363)	9,444	(276,660)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	30,380	26,751	25,984
Purchase of treasury shares	(107,038)	(95,886)
Excess tax benefit (shortfall) from share-based payment arrangements	104	372	(18)
Net cash provided by (used in) financing activities	(76,554)	(68,763)	25,966
Effect of exchange rate changes on cash	(563)	(144)	389
Increase (decrease) in cash and cash equivalents	(105,841)	94,911	(105,285)
Cash and cash equivalents at the beginning of the year	204,437	109,526	214,811
Cash and cash equivalents at the end of the year	98,596	204,437	109,526
Supplemental disclosure of cash flows activities:
Income taxes	10,711	17,560	9,988
Interest	63	78	28
Non-cash activities:
Accrued liability with respect to treasury shares	551	432
Acquisition Of Fizzback [Member]
Non-cash activities:
Assumption of restricted share units and options		1,230
Acquisition Of Merced [Member]
Non-cash activities:
Assumption of restricted share units and options	$ 3,763